Non-Cash Share-Based Compensation - Summary of Changes in Employee Shares (Details) - Performance and Service Based	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Unvested balance | shares	16,309
Number of Shares, Vested | shares	(3,487)
Number of Shares, Forfeited | shares	(11,431)
Number of Shares, Unvested balance | shares	1,391
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 11.33
Weighted Average Grant Date Fair Value, Vested | $ / shares	10.7
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.78
Weighted Average Grant Date Fair Value, Unvested balance | $ / shares	$ 13.49